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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              FORM 13F COVER PAGE

          Report for the Calendar Year of Quarter Ended: June 30, 2009

                 Check here if Amendment [ ]; Amendment Number:

                       This Amendment (Check only one.):
                             [ ] is a restatement.
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                      ChinaRock Capital Management Limited
                           2804 One Exchange Square,
                               8 Connaught Place
                               Central, Hong Kong

                    c/o Farallon Capital Management, L.L.C.
                               One Maritime Plaza
                                   Suite 2100
                        San Francisco, California 94111

                        Form 13F File Number: 028-12617

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                 Mark C. Wehrly
                              Authorized Signatory
                                 (415) 421-2132

                               /s/ Mark C. Wehrly
                            ________________________
                           San Francisco, California
                                August 14, 2009


                                  Report Type:
                              13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary

                       Number of Other Included Managers

                                       2

                    Form 13 F Information Table Entry Total:

                                       8

                    Form 13 F Information Table Value Total:

                              $179,512 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
Form 13F File Number: 028-03896
Name:  Farallon Capital Management, L.L.C.

No. 2
Form 13F File Number: 028-06372
Name:  Farallon Partners, L.L.C.

                                                                  FORM 13F INFORMATION TABLE
                                                             VALUE      SHARES/   SH/ PUT/ INVSTMT  OTHER        VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP     (x$1000)    PRN AMT   PRN CALL DSCRETN MANAGERS   SOLE    SHARED    NONE
------------------------------ ---------------- --------- ------------ ------------ --- ---- ------- -------- --------- ------------
BAIDU INC                      SPON ADR REP A   056752108     37,636      125,000 SH       OTHER    01-02            125,000
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109     24,381    3,024,978 SH       OTHER    01-02          3,024,978
HURRAY HLDGS CO LTD            SPONSORED ADR    447773102      5,888    1,502,110 SH       OTHER    01-02          1,502,110
KONGZHONG CORP                 SPONSORED ADR    50047P104      3,222      300,000 SH       OTHER    01-02            300,000
LINKTONE LTD                   ADR              535925101      2,592    1,200,000 SH       OTHER    01-02          1,200,000
SPDR TR                        UNIT SER 1       78462F103     61,607      670,000 SH  CALL OTHER    01-02            670,000
SUNTECH PWR HLDGS CO LTD       ADR              86800C104     14,288      800,000 SH       OTHER    01-02            800,000
YINGLI GREEN ENERGY HLDG CO    NOTE  12/1       98584BAA1     29,898   30,850,000 PRN      OTHER    01-02         30,850,000